FAIR VALUE MEASUREMENTS (Schedule of Significant Observable Inputs) (Details) (Impaired Loans [Member], USD $) In Thousands, unless otherwise specified			12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2014 Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value	$ 184	$ 1,024
Significant Unobservable Input Value			1.00%	15.00%